Commitments (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Commitments Details Narrative
Payment for contractor agreement to construct factory	$ 1,187
Balance due on contractor agreement	$ 665